CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of capital items

	Notes	December 31, 2021	December 31, 2020
Cash and cash equivalents	15	$544.9	$941.5
Short-term investments		7.6	6.0
		$552.5	$947.5
Capital items:
Long-term debt - Notes[1]	28(a)	$450.0	$450.0
Long-term debt - equipment loans[2]	28(c)	18.9	28.2
Credit facility available for use	28(d)	498.3	498.3
Common shares		2,719.1	2,710.8
		$3,686.3	$3,687.3
1.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $6.3 million as at December 31, 2021 (December 31, 2020 – $7.2 million) and the embedded derivative.
2.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $0.2 million as at December 31, 2021 (December 31, 2020 – $0.2 million).